TRANSAMERICA SERIES TRUST

Transamerica Market Participation Strategy VP

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information

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Effective on or about September 28, 2021, QMA LLC will change its name to PGIM Quantitative Solutions LLC. As of that date, all references to QMA LLC, sub-adviser to Transamerica Market Participation Strategy VP, in the Prospectus, Summary Prospectus and Statement of Additional Information are changed to PGIM Quantitative Solutions LLC.

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Investors Should Retain this Supplement for Future Reference

September 27, 2021